Summary of Significant Accounting Policies - Schedule of Percent of Consolidated Revenue of Major Customers, Those Whose Total Represented 10% or More of Oil, Natural Gas and NGL Revenues (Details) - Sales Revenue - Customer Concentration Risk
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shell Trading (US) Company
Concentration Risk [Line Items]
Concentration risk, percentage	80.00%	68.00%	68.00%
Chevron U.S.A Inc
Concentration Risk [Line Items]
Concentration risk, percentage		14.00%	16.00%